Investments in Affiliates - Narrative (Detail) (USD $)	12 Months Ended			12 Months Ended
	Jan. 31, 2013	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2011 Layne GeoBrazil	Jan. 31, 2011 Diberil Sociedad Anonima	Jul. 15, 2010 Diberil Sociedad Anonima
Schedule of Equity Method Investments [Line Items]
Percentage of interest acquired						50.00%
Cash consideration for interest acquired		$ 16,150,000			$ 14,900,000
Cash payments to Diberil shareholders for interest acquired					10,100,000
Cash payments to Diberil to purchase newly issued stock					4,800,000
Proceeds from sale of business	13,500,000	4,800,000		4,800,000
Additional investment cost					1,300,000
Equity in undistributed earnings of affiliates	$ 73,700,000	$ 38,400,000	$ 57,600,000